RELATED PARTY TRANSACTIONS (Details) $ in Millions				12 Months Ended
	Apr. 03, 2020 CNY (¥)	Apr. 12, 2018 CNY (¥) shares	Apr. 12, 2018 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Issuance of interest free loans to a shareholder | ¥						¥ 8,000,000
Consideration | ¥				¥ 501,227,248
Repurchase of unvested share options from BlueCity Media Limited
Related Party Transaction [Line Items]
Shares repurchased (in shares) | shares		288,240	288,240
Shares repurchased consideration		¥ 50,267,200	$ 8.0
Share repurchase consideration paid						¥ 6,898,800	$ 1.0	$ 7.0
Mr. Baoli Ma
Related Party Transaction [Line Items]
Payment made on behalf of a related party | ¥	¥ 4,722,814
Number of ADS units issued | shares				312,500	312,500
Mr. Baoli Ma | Class A
Related Party Transaction [Line Items]
Issuance of ordinary shares upon initial public offering | shares				156,250	156,250
Consideration				¥ 35,103,500	$ 5.0